UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 12b-25

                  NOTIFICATION OF LATE FILING

(Check  One): [X] Form 10-K and Form 10-KSB   [  ]  Form  20-F
              [ ] Form 11-K  [ ] Form 10-Q and Form 10-QSB   [  ] Form N-SAR

For Period Ended: December 31, 2004

  [ ] Transition Report on Form 10-K     [ ]Transition Report on Form 10-Q
  [ ] Transition Report on Form 20-F     [ ] Transition Report on Form N-SAR
  [ ] Transition Report on Form 11-K

For the Transition Period Ended :________________________

Read  attached  instruction  sheet  before  preparing  form.
Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If  the  notification  related to a portion  of  the  filing checked  above, identify the item(s) to which the notification relates:
       ____________________________________________________

                             PART I
                     REGISTRANT INFORMATION

Full name of registrant:   Baltia Air Lines, Inc.

Former name if applicable: _________________________________

Address of principal executive office: 63-25 Saunders Street, Suite 7I

City, state and zip code:   Rego Park, New York 11374


                             PART II
                     RULE 12b-25 (b) and (c)

     If   the   subject  report  could  not  be   filed   without
unreasonable effort or expense and the registrant  seeks   relief
pursuant   to  Rule 12b-25(b), the following should be completed.
(Check box if appropriate.)

[ ]       (a)  The reasons described in reasonable detail in Part
               III of this form could not be eliminated without unreasonable effort or expense.

[X]       (b)  The subject annual report, semi-annual
               report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]       (c)  The accountant's statement or other exhibit
               required by Rule 12b-25(c)has been attached if applicable.


                        PART III
                        NARRATIVE


     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

       The Company's Annual Report on Form 10-KSB for the year ended December 31, 2004 cannot be filed within the prescribed time period because the Company is experiencing delays in the collection and compilation of certain information required to be included in the Form 10-KSB.

                             PART IV
                        OTHER INFORMATION


   (1) Name and telephone number of person to contact in regard to this notification:
        Igor Dmitrowsky, President at (718) 275-5205

   (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or
        Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s)
                       [ ]  Yes          [X] No

          Form 10-QSB for the quarterly period ended March 31, 2004 Form 10-QSB for the quarterly period ended June 30, 2004
          Form 10-QSB for the quarterly period ended September 30, 2004

    (3) Is it anticipated that any significant change in
        results of operations from the corresponding period for
        the last fiscal year will be reflected by the earnings
        statements  to  be  included  in  the subject report or
        portion thereof?
                       [ ]  Yes        [X]  No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made.

                    Baltia Air Lines, Inc.
          (Name of Registrant as specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 1, 2005        By: ____  /S/ _____________
                               Igor Dmitrowsky
                               President